Stockholders' Deficit (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Sep. 30, 2018
Equity [Abstract]
Number of Warrants, Outstanding, Beginning	1,198,271	69,579	500
Number of Warrants, Granted			300
Number of Warrants, Exercised		(167,596)
Number of Warrants, Anti-Dilution			68,779
Number of Warrants, Anti-Dilution adjustment		1,296,287
Number of Warrants, Outstanding, Ending	1,198,271,000	1,198,271	69,579
Number of Warrants, Exercisable		1,197,470,750	69,578,947
Weighted-Average Exercise Price, Outstanding, Beginning	$ 0.40	$ 0.158	$ 10.00
Weighted-Average Exercise Price, Exercised		0.000158
Weighted-Average Exercise Price, Anti-Dilution			1.51
Weighted-Average Exercise Price, Outstanding, Ending	$ 0.40	0.40	$ 0.158
Weighted-Average Exercise Price, Exercisable		$ 0.04
Weighted-Average Remaining Contractual Term (Years), Outstanding, Beginning	3 years 10 months 6 days	4 years 1 month 6 days	2 years 11 months 8 days
Weighted-Average Remaining Contractual Term (Years), Exercised		4 years 1 month 6 days
Weighted-Average Remaining Contractual Term (Years), Anti-Dilution			4 years 29 days
Weighted-Average Remaining Contractual Term (Years), Outstanding, Ending			4 years 1 month 6 days
Weighted-Average Grant-Date Fair Value, Outstanding, Beginning			$ 0.36
Weighted-Average Grant-Date Fair Value, Exercised
Weighted-Average Grant-Date Fair Value, Anti-Dilution			0.0036
Weighted-Average Grant-Date Fair Value, Outstanding, Ending
Weighted-Average Grant-Date Fair Value, Exercisable
Aggregate Intrinsic Value, Outstanding, Beginning	$ 71,867	$ 185,822
Aggregate Intrinsic Value, Anti-Dilution			185,822
Aggregate Intrinsic Value, Outstanding, Ending		$ 71,867	$ 185,822